Leasing arrangements - leasee	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Leasing arrangements - leasee
16.	Leasing arrangements - lessee
Effective from 2019

a)
The Group leases various assets, including land, buildings, machinery and equipment, and others. Lease agreements are typically made for periods of 2 to 30 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

b)	The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	December 31, 2019	2019
	Carrying amount	Depreciation expenses
	NT$000	NT$000
Land	669,967	(22,657)
Buildings	15,043	(7,113)
Machinery and equipment	—	(4,520)
Others	2,058	(1,809)

	687,068	(36,099)

c)	For the year ended December 31, 2019, additions to right-of-use assets was NT $ $11,183 thousand.

d)	The information on profit and loss accounts relating to lease contracts is as follows:

2019
NT$000
Items affecting profit or loss
Interest expense on lease liabilities	14,349
Expense on short-term lease contracts	230,589

e)	For the year ended December 31, 2019, the Group’s total cash outflow for leases was NT$273,709 thousand.